Stockholders' Equity - Schedule of Warrants Outstanding by Exercise Price Range (Details) (10K) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Number of Warrants Outstanding and Exercisable	1,631,250	1,631,250
Exercise Price Range One [Member]
Number of Warrants Outstanding and Exercisable	1,500,000	1,500,000
Exercise Price Outstanding and Exercisable	$ 4.00	$ 4.00
Exercise Price Range Two [Member]
Number of Warrants Outstanding and Exercisable	131,250	131,250
Exercise Price Outstanding and Exercisable	$ 5.00	$ 5.00